Receivable from and Payable to Brokers, Dealers and Clearing Organizations	12 Months Ended
Dec. 31, 2011
Receivable from and Payable to Brokers, Dealers and Clearing Organizations [Abstract]
Receivable from and Payable to Brokers, Dealers and Clearing Organizations
5.	Receivable from and Payable to Brokers, Dealers and Clearing Organizations

Amounts receivable from and payable to brokers, dealers and clearing organizations consist of the following (in millions):

	December 31,
	2011	2010
Receivable:
Clearing organizations and other	$554.0	$373.6
Securities failed to deliver	69.9	102.5

	$623.9	$476.2

Payable:
Clearing organizations and other	$306.7	$296.8
Securities failed to receive	15.9	40.6

	$322.7	$337.4

Totals may not add due to rounding.

Management believes that the carrying value of amounts receivable from and payable to brokers, dealers and clearing organizations approximates fair value since they are short term in nature.